Statements of Comprehensive (Loss) Income (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Income And Comprehensive Income [Abstract]
Net (loss) income	$ (21,555)	$ (20,782)	$ (27,595)	$ 19,710	$ (13,461)
Other comprehensive income (loss):
Net unrealized (loss) gain on marketable securities	(6)	(6)	(3)	10
Comprehensive (loss) income	$ (21,561)	$ (20,788)	$ (27,598)	$ 19,720	$ (13,461)